CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 61,165,545	$ (131,800)	$ (58,290,629)	$ 136,987	$ (96,055)	$ 2,784,048
Balance (in shares) at Dec. 31, 2008	4,284,595
Collection of subscription receivable	0	131,800	0	0	0	131,800
Issuance of stock for services	266,459	0	0	0	0	266,459
Issuance of stock for services (in shares)	22,631
Issuance of warrant for services	48,735	0	0	0	0	48,735
Share-based compensation	444,920	0	0	0	0	444,920
Share-based compensation (in shares)	2,700
Issuance of convertible notes	1,755,704	0	0	0	0	1,755,704
Forfeited grants of common stock	(2,313)	0	0	0	0	0
Net loss	0	0	(7,582,690)	0	0	(7,582,690)
Foreign currency translation adjustments	0	0	0	(30,876)	0	(30,786)
Balance at Dec. 31, 2009	63,681,363	0	(65,873,319)	106,111	(96,055)	(2,181,900)
Balance (in shares) at Dec. 31, 2009	4,307,613
Issuance of stock for services	150,000	0	0	0	0	150,000
Issuance of stock for services (in shares)	12,500
Issuance of warrant for services	6,722	0	0	0	0	6,722
Share-based compensation	881,691	0	0	0	0	881,691
Share-based compensation (in shares)	21,538
Issuance of convertible notes	664,775	0	0	0	0	664,775
Issuance of warrant for interest	19,125	0	0	0	0	19,125
Issuance of options for payables	120,000	0	0	0	0	120,000
Issuance of stock for payables	226,689	0	0	0	0	226,689
Issuance of stock for payables (in shares)	25,909
Issuance of stock upon exercise of options	148,500	0	0	0	0	148,500
Issuance of stock upon exercise of options (in shares)	22,500
Conversion of notes	4,747,771	0	0	0	0	4,747,771
Conversion of notes (in shares)	772,530
Issuance of units of stock and warrants for cash	470,400	0	0	0	0	470,400
Issuance of units of stock and warrants for cash (in shares)	47,040
Issuance of stock upon exercise of warrants	480,075	0	0	0	0	480,075
Issuance of stock upon exercise of warrants (in shares)	40,008
Net loss	0	0	(4,626,250)	0	0	(4,626,250)
Foreign currency translation adjustments	0	0	0	(68,564)	0	(68,564)
Balance at Dec. 31, 2010	$ 71,597,111	$ 0	$ (70,499,569)	$ 37,547	$ (96,055)	$ 1,039,034
Balance (in shares) at Dec. 31, 2010	5,249,638